General and Administrative Expenses	6 Months Ended
Jun. 30, 2023
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

6 GENERAL AND ADMINISTRATIVE EXPENSES

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD

Salaries and other related benefits	5,480,856	7,126,933
Settlement fees*	2,000,000	-
Insurance expense	518,296	273,916
Provision for employees’ end of service benefit	267,281	518,313
Depreciation of property and equipment (note 8)	241,107	67,720
Rent and related charges	224,424	258,833
Travel expenses	87,745	279,890
Utilities	35,906	216,575
Depreciation of rights-of-use assets	73,416	60,510
License fees	35,026	35,593
Taxes	15,952	-
Write-off receivables	4,644	15,148
Amortization of intangible assets (note 9)	2,449	1,495
Provision for expected credit losses	-	36,998
Employees’ share-based compensation (note 13)	-	1,655,529
Other expenses	103,198	191,851
	9,090,300	10,739,304

*	The amount relates to settlement agreement with content owner, related to differing opinions of both parties in reference to distribution of content for certain customers. Both parties agreed on settling the related amount on installments, the last installment is due on September 30, 2024.

The total settlement amount to USD 2,000,000 presented in trade and other payables in the statements of condensed interim consolidated financial position as:

(Unaudited)
June 30, 2023
USD

Current	1,600,000
Non-current	400,000
2,000,000